Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Trade receivables	£ 5,549	£ 5,487
Other receivables	1,017	1,376
Trade receivables	6,952	7,202
Financial assets	15,632	14,085
Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	20	11
Financial assets	402	707
Expected credit loss allowance	6	8
Trade and other receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of trade and other receivables [line items]
Financial assets	0	0
Trade and other receivables [member] | Remaining Balance [member]
Disclosure of trade and other receivables [line items]
Financial assets	402	707
Financial instruments credit-impaired [member] | Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Trade receivables	50	110
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Other receivables	£ 0	£ 0